UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Money Market Portfolio

BlackRock Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2013

Date of reporting period: 06/30/2012

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Yankee – 32.9% (a)
Bank of Montreal, Chicago:
0.20%, 8/20/12	$20,000	$19,999,999
0.21%, 8/29/12	15,000	15,000,000
Bank of Nova Scotia, Houston, 0.35%, 7/17/12	15,000	15,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.35%, 8/02/12	12,000	12,000,000
0.35%, 8/14/12	15,000	15,000,000
0.35%, 8/24/12	20,000	20,000,000
Barclays Bank Plc, New York, 0.59%, 7/13/12	15,000	15,000,000
Canadian Imperial Bank of Commerce, 0.33%, 12/03/12 (b)	15,500	15,500,000
Credit Suisse, New York:
0.30%, 7/11/12	10,000	10,000,000
0.34%, 9/05/12	15,000	15,000,000
Deutsche Bank A.G., New York, 0.44%, 9/10/12	7,000	7,000,000
National Australia Bank Ltd., New York:
0.40%, 7/18/12	17,000	17,000,000
0.34%, 8/21/12	10,000	10,000,000
National Bank of Canada, New York, 0.35%, 8/27/12	15,000	15,000,000
Natixis S.A., New York, 0.48%, 8/01/12	12,000	12,000,000
Nordea Bank Finland Plc, New York:
0.28%, 9/18/12	13,000	13,000,000
0.36%, 10/11/12	18,000	18,000,000
Norinchukin Bank, New York, 0.18%, 7/03/12	35,000	35,000,000
Rabobank Nederland N.V., New York:
0.57%, 9/17/12	21,000	21,000,000
0.53%, 10/25/12	23,000	23,000,000
0.57%, 1/18/13 (b)	15,000	15,000,000
Royal Bank of Canada, New York, 0.48%, 5/16/13 (b)	12,000	12,000,000
Societe Generale, New York, 0.51%, 8/03/12	27,000	27,000,000
Sumitomo Mitsui Banking Corp., New York:
0.37%, 7/17/12	10,000	10,000,000
0.35%, 8/10/12 (b)	12,000	12,000,000
0.35%, 9/12/12	20,000	20,000,000
Sumitomo Trust & Banking Co. Ltd., New York, 0.37%, 7/10/12	25,000	25,000,000
Svenska Handelsbanken, New York, 0.26%, 8/17/12	10,000	10,000,000
Toronto Dominion Bank, New York, 0.20%, 9/07/12	20,000	20,000,000

Total Certificates of Deposit – 32.9%		474,499,999

Commercial Paper	Par (000)	Value

Alpine Securitization Corp., 0.23%, 7/20/12 (c)	$10,000	$9,998,786
Aspen Funding Corp., 0.22%, 7/02/12 (c)	13,094	13,093,920
Chariot Funding LLC, 0.24%, 8/24/12 (c)	15,000	14,994,600
Commonwealth Bank of Australia:
0.20%, 8/21/12 (c)	15,000	14,995,750
0.38%, 1/14/13 (b)	6,000	6,000,000
DnB NOR Bank ASA, 0.32%, 8/13/12 (c)	6,000	5,997,707
Erste Abwicklungsanstalt:
0.38%, 9/18/12 (c)	15,000	14,987,492
0.48%, 10/23/12 (c)	10,000	9,984,800
0.45%, 11/07/12 (c)	15,000	14,975,813
0.52%, 11/19/12 (c)	13,065	13,038,391
ING US Funding LLC, 0.38%, 7/24/12 (c)	15,000	14,996,406
Liberty Street Funding LLC, 0.15%, 7/05/12 (c)	15,000	14,999,750
Manhattan Asset Funding Co. LLC:
0.20%, 7/10/12 (c)	14,250	14,249,287
0.21%, 7/17/12 (c)	10,000	9,999,067
Mizuho Funding LLC:
0.35%, 7/24/12 (c)	10,000	9,997,764
0.33%, 8/22/12 (c)	10,000	9,995,233
Mont Blanc Capital Corp., 0.42%, 9/05/12 (c)	10,000	9,992,300
National Australia Funding Delaware, Inc., 0.47%, 7/03/12 (c)	16,000	15,999,582
Nieuw Amsterdam Receivables Corp.:
0.21%, 7/16/12 (c)	15,000	14,998,687
0.25%, 7/18/12 (c)	10,000	9,998,819
0.25%, 8/07/12 (c)	20,000	19,994,861
Nordea North America, Inc.:
0.60%, 8/07/12 (c)	17,500	17,489,208
0.26%, 8/13/12 (c)	7,000	6,997,868
NRW.Bank:
0.25%, 7/26/12 (c)	30,000	29,994,792
0.33%, 8/06/12 (c)	4,500	4,498,515
Regency Markets No. 1 LLC, 0.22%, 7/16/12 (c)	17,000	16,998,442
Salisbury Receivables Co. LLC, 0.25%, 8/13/12 (c)	15,000	14,995,521
Solitaire Funding LLC, 0.34%, 7/10/12 (c)	5,000	4,999,575
State Street Corp., 0.22%, 9/05/12 (c)	20,000	19,991,933
Thunder Bay Funding LLC, 0.18%, 8/16/12 (c)	15,000	14,996,550
Victory Receivables Corp.:
0.22%, 7/09/12 (c)	15,000	14,999,267
0.18%, 7/10/12 (c)	20,000	19,999,100
0.26%, 7/18/12 (c)	10,000	9,998,772
Westpac Banking Corp.:
0.50%, 7/09/12 (c)	12,500	12,498,611
0.49%, 8/13/12 (c)	22,000	21,987,124

Total Commercial Paper – 32.8%		473,734,293

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	IDRB	Industrial Development Revenue Bonds	RB	Revenue Bonds	TECP	Tax-Exempt Commercial Paper
AMT	Alternative Minimum Tax (subject to)	LOC	Letter of Credit	ROC	Reset Option Certificates	TRAN	Tax Revenue Anticipation Notes
BAN	Bond Anticipation Notes	MB	Municipal Bonds	SBPA	Stand-by Bond Purchase Agreement	VRDN	Variable Rate Demand Notes
COP	Certificates of Participation	PCRB	Pollution Control Revenue Bonds	SPEARS	Short Puttable Exempt Adjustable Receipts	VRDP	Variable Rate Demand Preferred
GO	General Obligation Bonds	PUTTERS	Puttable Tax-Exempt Receipts
IDA	Industrial Development Authority

BLACKROCK FUNDS	JUNE 30, 2012	1

Schedule of Investments (continued)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

Corporate Notes	Par (000)	Value

JPMorgan Chase Bank N.A., 0.54%, 5/17/13 (b)	$17,135	$17,135,000
Park Village Assisted Living LLC, 0.30%, 7/06/12 (d)	5,755	5,755,000

Total Corporate Notes – 1.6%		22,890,000

Municipal Bonds

Brazos River Harbor Navigation District Brazoria County RB (JT Venture Project) Series 1998 VRDN (JPMorgan Chase Bank N.A. LOC), 0.20%, 7/02/12 (d)	10,400	10,400,000
California Housing Finance Agency Home Mortgage RB Series 2003U AMT VRDN (Fannie Mae LOC, Freddie Mac LOC), 0.17%, 7/06/12 (d)	6,700	6,700,000
California Pollution Control Financing Authority RB (Sierra Pacific Industries Inc. Project) Series 1988 VRDN (Wells Fargo Bank N.A. LOC), 0.23%, 7/06/12 (d)	8,675	8,675,000
Houston Utility System RB (First Lien Water Revenue) Series 2004-B3 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.16%, 7/06/12 (d)	17,000	17,000,000
Michigan State Housing Development Authority RB Series 2009D VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.16%, 7/06/12 (d)	7,040	7,040,000
New York City GO Series 2003A-3 VRDN (Morgan Stanley Bank LOC), 0.27%, 7/06/12 (d)	10,000	10,000,000
New York City IDA RB (New York Law School Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC), 0.15%, 7/06/12 (d)	9,335	9,335,000
Rhode Island Housing & Mortgage Finance Corp. RB (Groves at Johnston Project) Series 2006 VRDN (Freddie Mac Guaranty), 0.17%, 7/06/12 (d)	26,350	26,350,000
San Francisco City & County COP Municipal Trust Receipts Floaters Series 2010-B001 VRDN (Morgan Stanley Bank SBPA), 0.29%, 7/06/12 (d)(e)(f)	6,000	6,000,000
Savannah College Georgia RB (Art & Design Project) Series 2004 VRDN (Bank of America N.A. LOC), 0.28%, 7/06/12 (d)	5,000	5,000,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN ((Bank One N.A. LOC), 0.18%, 7/06/12 (d)	14,800	14,800,000

Total Municipal Bonds – 8.4%		121,300,000

Closed-End Investment Companies

California – 0.4%
Nuveen California Investment Quality Municipal Fund, Inc. Series 2010-1-956 VRDP (Citibank N.A. Liquidity Facility), 0.28%, 7/06/12 (d)(e)	5,000	5,000,000

Closed-End Investment Companies	Par (000)	Value

New York – 0.5%
Nuveen New York Select Quality Municipal Fund, Inc. Series 2010-1-1648 VRDP (Citibank N.A. Liquidity Facility), 0.28%, 7/06/12 (d)(e)	$7,600	$7,600,000

Total Closed-End Investment Companies – 0.9%		12,600,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Discount Notes, 0.15%, 7/16/12 (c)	24,850	24,848,447
Fannie Mae Variable Rate Notes: (b)
0.24%, 7/26/12	11,000	10,999,850
0.27%, 9/17/12	12,200	12,199,473
0.27%, 12/20/12	9,000	8,999,141
Freddie Mac Discount Notes, 0.16%, 8/14/12 (c)	15,000	14,997,067
Freddie Mac Variable Rate Notes: (b)
0.18%, 11/02/12	15,000	14,996,914
0.32%, 1/24/13	8,000	7,998,172
0.38%, 9/03/13	15,000	14,996,443
0.18%, 9/13/13	36,700	36,673,243

Total U.S. Government Sponsored Agency Obligations – 10.2%		146,708,750

U.S. Treasury Obligations

U.S. Treasury Bills, 0.13%, 11/29/12 (c)	10,000	9,994,547
U.S. Treasury Notes:
4.63%, 7/31/12	17,000	17,063,167
0.38%, 8/31/12	21,000	21,008,230
4.25%, 9/30/12	17,000	17,174,916
0.38%, 10/31/12	12,000	12,008,658
0.50%, 11/30/12	15,000	15,022,192
3.38%, 11/30/12	15,000	15,202,654
1.38%, 2/15/13	12,000	12,086,701
1.38%, 5/15/13	19,000	19,193,478

Total U.S. Treasury Obligations – 9.6%		138,754,543

Repurchase Agreements – 3.7%

Deutsche Bank Securities Inc., 0.15%, 7/02/12	54,020	54,020,000

(Purchased on 6/29/12 to be repurchased at $54,020,675, collateralized by various U.S. Treasury Notes, 0.38% to 0.88% due from 4/15/15 to 2/28/17, aggregate par and fair value of $54,812,600 and $55,100,421, respectively)

2	BLACKROCK FUNDS	JUNE 30, 2012

Schedule of Investments (concluded)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

Value

Total Investments (Cost – $1,444,507,585*) – 100.1%	$1,444,507,585
Liabilities in Excess of Other Assets – (0.1)%	(776,669)

Net Assets – 100.0%	$1,443,730,916

*	Cost for federal income tax purposes.
(a)	Issuer is a US branch of a foreign domiciled bank.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Rate shown reflects the discount rate at the time of purchase.
(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:

Investments:

Short-Term Securities[1]	–	$1,444,507,585	–	$1,444,507,585

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, bank overdraft of $(17,637) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

BLACKROCK FUNDS	JUNE 30, 2012	3

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock U.S. Treasury Money Market Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bills: (a)
0.06%, 7/19/12	$3,000	$2,999,909
0.10%, 8/09/12	12,000	11,998,714
0.13%, 8/16/12	8,000	7,998,722
0.10%, 8/23/12	12,000	11,998,285
0.14%, 8/30/12	5,000	4,998,833
0.13%, 9/06/12	5,000	4,998,837
0.15%, 9/20/12	7,000	6,997,638
0.15%, 9/27/12	8,000	7,997,067
0.14%, 10/04/12	3,000	2,998,892
0.15%, 10/04/12	2,000	1,999,235
0.13%, 10/18/12	3,000	2,998,819
0.13%, 10/25/12	4,000	3,998,389
0.14%, 10/25/12	12,000	11,994,780
0.15%, 11/01/12	5,000	4,997,523
0.15%, 11/15/12	5,000	4,997,241
0.15%, 11/23/12	7,000	6,995,912
0.15%, 11/29/12	5,000	4,996,959
0.13%, 12/06/12	5,000	4,997,147
0.15%, 12/20/12	5,000	4,996,417
0.15%, 12/27/12	10,000	9,992,529
0.17%, 3/07/13	3,300	3,296,120
U.S. Treasury Inflation Protected Notes, 3.00%, 7/15/12	12,794	12,796,630
U.S. Treasury Notes,
0.63%, 6/30/12	3,000	3,000,000
0.38%, 8/31/12	8,000	8,003,505
1.38%, 9/15/12	3,000	3,007,550
1.38%, 10/15/12	5,000	5,017,943
1.38%, 11/15/12	2,000	2,008,909
0.63%, 2/28/13	3,000	3,008,556
1.38%, 3/15/13	3,000	3,024,655

Total U.S. Treasury Obligations – 57.9%		169,115,716

Repurchase Agreements

Barclays Capital, Inc., 0.15%, 7/02/12	16,909	16,909,000
(Purchased on 6/29/12 to be repurchased at $16,909,211, collateralized by U.S. Treasury Bond, 4.50% due at 8/15/39, par and fair value of $12,344,500 and $17,247,236, respectively)
Credit Suisse Securities (USA) LLC, 0.15%, 7/02/12	10,000	10,000,000
(Purchased on 6/29/12 to be repurchased at $10,000,125, collateralized by U.S. Treasury Note, 0.13% due at 4/15/16, par and fair value of $9,410,000 and $10,204,801, respectively)
Deutsche Bank Securities Inc., 0.14%, 7/02/12	25,000	25,000,000
(Purchased on 6/29/12 to be repurchased at $25,000,292, collateralized by U.S. Treasury Note, 2.00% due at 2/15/22, par and fair value of $24,318,500 and $25,500,077, respectively)

Repurchase Agreements	Par (000)	Value

HSBC Securities (USA) Inc., 0.15%, 7/02/12	$15,000	$15,000,000
(Purchased on 6/29/12 to be repurchased at $15,000,188, collateralized by U.S. Treasury Strip, 0.00% due at 8/15/21, par and fair value of $17,745,000 and $15,302,224, respectively)
JPMorgan Securities Inc., 0.14%, 7/02/12	14,000	14,000,000
(Purchased on 6/29/12 to be repurchased at $14,000,163, collateralized by U.S. Treasury Strip, 6.13% due at 11/15/27, par and fair value of $20,345,000 and $14,281,376, respectively)
Morgan Stanley & Co., 0.16%, 7/02/12	17,000	17,000,000
(Purchased on 6/29/12 to be repurchased at $17,000,227, collateralized by U.S. Treasury Note, 3.25% due at 7/31/16, par and fair value of $15,462,300 and $17,340,086, respectively)
RBS Securities Inc., 0.15%, 7/02/12	15,000	15,000,000
(Purchased on 6/29/12 to be repurchased at $15,000,188, collateralized by U.S. Treasury Note, 1.25% due at 4/15/14, par and fair value of $15,015,000 and $15,301,508, respectively)
UBS Securities LLC, 0.14%, 7/02/12	10,000	10,000,000
(Purchased on 6/29/12 to be repurchased at $10,000,117, collateralized by U.S. Treasury Note, 1.50% due at 12/31/13, par and fair value of $9,948,600 and $10,200,019, respectively)

Total Repurchase Agreements – 42.1%		122,909,000

Total Investments (Cost – $292,024,716*) – 100.0%		292,024,716
Other Assets Less Liabilities – 0.0%		64,738

Net Assets – 100.0%		$292,089,454

* Cost for federal income tax purposes.

(a) Rate shown reflects the discount rate at the time of purchase.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

4	BLACKROCK FUNDS	JUNE 30, 2012

Schedule of Investments (concluded)	BlackRock U.S. Treasury Money Market Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	–	$292,024,716	–	$292,024,716

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, cash of $943 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

BLACKROCK FUNDS	JUNE 30, 2012	5

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama – 4.0%
Columbia IDRB (Alabama Power Co. Project) Series 1995B VRDN, 0.16%, 7/02/12 (a)	$4,300	$4,300,000

Arizona – 3.5%
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.27%, 7/06/12 (a)	1,500	1,500,000
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC), 0.27%, 7/06/12 (a)	2,205	2,205,000

		3,705,000

Arkansas – 1.1%
Little Rock Residential Housing & Public Facilities Board Capital Improvement RB (Park Systems Project) Series 2001 VRDN (Bank of America N.A. LOC), 0.33%, 7/06/12 (a)	1,105	1,105,000
Rogers RB Series 2011 MB, 2.00%, 11/01/12	100	100,556

		1,205,556

California – 7.3%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek at Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA), 0.25%, 7/02/12 (a)	1,000	1,000,000
California Statewide Communities Development Authority RB (Kaiser Foundation Health Plan, Inc. Project) Series 2004J VRDN (Kaiser Permanente Obligor), 0.13%, 7/06/12 (a)	1,700	1,700,000
California Statewide Communities Development Authority RB (Los Angeles County Museum of Arts Project) Series 2008 VRDN (Union Bank N.A. LOC), 0.14%, 7/06/12 (a)	2,100	2,100,000
Corona-Norca Unified School District GO Series 2012 TRAN, 2.00%, 12/31/12	1,000	1,008,729
Riverside Water Revenue RB Series 2011A Mandatory Put Bonds, 0.23%, 5/01/13 (a)	500	500,000
Sacramento Unified School District GO Series 2012 TRAN, 2.00%, 10/01/12	500	501,904
San Juan Unified School District GO Series 2012 TRAN, 2.00%, 10/01/12	1,000	1,004,214

		7,814,847

Connecticut – 2.7%
Connecticut Health & Educational Facilities Authority RB (Yale University Project) Series 2003X-2 VRDN (Yale University Obligor), 0.12%, 7/06/12 (a)	2,900	2,900,000

Florida – 7.7%
Escambia County Health Facilities Authority RB (Azalea Trace Inc. Project) Series 2003B VRDN (TD Bank N.A. LOC), 0.13%, 7/02/12 (a)	7,015	7,015,000
Lee Memorial Health System RB SPEARS Series 2011-1016 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.23%, 7/06/12 (a)(b)(c)	1,200	1,200,000

		8,215,000

Georgia – 1.5%
Meriwether County IDA RB (Crown Technology LLC Project) Series 2010 AMT VRDN (Federal Home Loan Bank LOC), 0.28%, 7/06/12 (a)	1,560	1,560,000

Municipal Bonds	Par (000)	Value

Illinois – 3.3%
Chicago Waterworks RB (Second Lien Project) Sub-Series 2000-1 VRDN (JPMorgan Chase & Co. SBPA), 0.17%, 7/02/12 (a)	$3,500	$3,500,000

Indiana – 6.4%
Indiana Finance Authority RB (Hamilton Grove Project) Series 2008A VRDN (Bank of America N.A. LOC), 0.29%, 7/06/12 (a)	2,655	2,655,000
Indiana Finance Authority RB (Parkview Health System Project) Series 2009D VRDN (Wells Fargo Bank N.A. LOC), 0.17%, 7/06/12 (a)	4,200	4,200,000

		6,855,000

Iowa – 1.9%
Iowa Finance Authority RB (Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.54%, 7/06/12 (a)	2,000	2,000,000

Kansas – 1.2%
Topeka GO Series 2011A, 1.25%, 10/01/12	1,230	1,232,774

Kentucky – 0.3%
Warren County RB (Bowling Green-Warren Project) Series 2008 VRDN (AGM Insurance, Branch Banking & Trust Co. SBPA), 0.45%, 7/06/12 (a)	300	300,000

Louisiana – 1.8%
St. James Parish RB (Nucor Steel LLC Project) Series 2010B-1 VRDN (Nucor Corporation Guaranty), 0.18%, 7/06/12 (a)	400	400,000
St. James Parish RB (Texaco Inc. Project) Series 1988A VRDN (Chevron Corp. Guaranty), 0.14%, 7/02/12 (a)	1,500	1,500,000

		1,900,000

Maryland – 3.1%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC), 0.18%, 7/06/12 (a)	1,050	1,050,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999B VRDN (Manufacturers and Traders Trust Co. LOC), 0.18%, 7/06/12 (a)	975	975,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.35%, 7/06/12 (a)	1,250	1,250,000

		3,275,000

Massachusetts – 0.7%
Fitchburg GO Series 2012B BAN, 1.50%, 6/28/13	750	756,653

Michigan – 1.2%
Detroit Water Supply System RB Putters Series 2012-4240 VRDN (Deutsche Bank AG SBPA), 0.43%, 7/06/12 (a)(b)(c)	300	300,000
Michigan Strategic Fund RB (Larsen Warden Project) Series 2008 VRDN (Standard Chartered Bank LOC), 0.65%, 7/06/12 (a)	500	500,000

6	BLACKROCK FUNDS	JUNE 30, 2012

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan (concluded)
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.28%, 7/06/12 (a)	$500	$500,000

		1,300,000

Minnesota – 0.1%
Minneapolis Health Care System Revenue Authority RB RBC Municipal Products, Inc. Trust Series 2010E-19 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.18%, 7/06/12 (a)(b)	100	100,000

Mississippi – 1.2%
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2011A VRDN (Chevron Corp. Guaranty), 0.14%, 7/02/12 (a)	1,000	1,000,000
University of Mississippi Educational Building Corp. RB (Student Housing Construction Project) Series 2011I MB, 2.00%, 10/01/12	235	235,913

		1,235,913

Missouri – 1.6%
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC), 0.25%, 7/06/12 (a)	1,745	1,745,000

Nevada – 2.0%
Clark County Airport System Junior Subordinate Lien RB Series 2012A-1 MB, 2.00%, 7/01/13	1,200	1,218,840
Clark County Airport System Junior Subordinate Lien RB Series 2012A-2, 2.00%, 7/01/13	900	914,769

		2,133,609

New Jersey – 2.0%
Burlington County Bridge Commission RB (Soil Waste Project) Series 2011, 2.00%, 10/10/12	200	200,840
Clark Township GO Series 2012 BAN, 1.25%, 3/22/13	500	502,916
Marlboro Township GO Series 2012 BAN, 1.25%, 6/13/13	100	100,709
New Jersey Economic Development Authority RB (The Cooper Health System Project) Series 2008A VRDN (TD Bank N.A. LOC), 0.14%, 7/06/12 (a)	300	300,000
Saddle River Borough GO Series 2012 BAN, 1.00%, 3/28/13	1,000	1,003,749

		2,108,214

New York – 1.1%
Nassau County IDA RB (Clinton Plaza Senior Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.26%, 7/06/12 (a)	250	250,000
New York Housing Development Corp. RB Series 2006J-1 Mandatory Put Bonds, 0.35%, 7/13/12 (a)	950	950,000

		1,200,000

Municipal Bonds	Par (000)	Value

North Carolina – 0.5%
Catawba County RB Series 2011 MB, 2.00%, 10/01/12	$100	$100,419
University of North Carolina System RB (North Carolina Agricultural and Technical State University Project) Series 2011C MB, 2.00%, 10/01/12	425	426,769

		527,188

Ohio – 3.2%
Ohio RB (Development Assistance Project) Series 2012A BAN, 0.35%, 5/30/13	750	750,000
Ohio RB Series 2012A BAN, 0.35%, 5/30/13	250	250,000
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.20%, 7/06/12 (a)	2,430	2,430,000

		3,430,000

Oregon – 1.4%
Eugene RB Series 2003 MB, 4.00%, 8/01/12	1,500	1,504,693

Pennsylvania – 8.3%
Berks County IDRB (Zenith Properties LP Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC), 0.38%, 7/06/12 (a)	5,720	5,720,000
Delaware County IDRB (Resource Recovery Facility Project) Series 1999G VRDN (General Electric Capital Corp. Guaranty), 0.17%, 7/06/12 (a)	700	700,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2005G VRDN (General Electric Capital Corp. Guaranty), 0.17%, 7/06/12 (a)	1,800	1,800,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN (Kimberly Clark Tissue Co. Corporate Guaranty), 0.20%, 7/06/12 (a)	600	600,000

		8,820,000

Tennessee – 1.9%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN (Ascension Health System Obligor), 0.27%, 1/25/13 (a)	1,200	1,200,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.55%, 7/06/12 (a)	775	775,000

		1,975,000

Texas – 3.0%
Gulf Coast Waste Disposal Authority Environmental Facilities RB (Air Products & Chemicals Project) Series 2004 AMT VRDN (Air Products & Chemicals Guaranty), 0.14%, 7/06/12 (a)	2,900	2,900,000

BLACKROCK FUNDS	JUNE 30, 2012	7

Schedule of Investments (concluded)	BlackRock Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
Port of Arthur Navigation District Industrial Development Corp. RB (Total Petrochemicals Project) Series 2012 VRDN (Total S.A. Credit Agreement), 0.28%, 7/06/12 (a)	$300	$300,000

		3,200,000

Utah – 3.0%
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Bank SBPA), 0.27%, 7/06/12 (a)(b)(c)	3,050	3,050,000
Utah GO Series 2009C MB, 2.00%, 7/02/12	130	130,000

		3,180,000

Virginia – 1.2%
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN (Inova Health System Obligated Group), 0.30%, 1/25/13 (a)	500	500,000
Hampton Roads Sanitation District RB Series 2011 MB, 2.00%, 11/01/12	800	804,485

		1,304,485

Washington – 9.7%
Washington Health Care Facilities Authority RB (Multicare Health System Project) Series 2007D VRDN (Barclays Bank Plc LOC), 0.17%, 7/02/12 (a)	10,000	10,000,000
Washington State University RB PUTTERS Series 2012-4241 VRDN (Deutsche Bank AG SBPA), 0.26%, 7/06/12 (a)(b)(c)	300	300,000

		10,300,000

Wisconsin – 4.6%
Wisconsin Economic Authority GO Series 2012 TECP, 0.26%, 7/06/12	900	900,000
Wisconsin Economic Authority GO Series 2012-08 TECP, 0.27%, 7/09/12	4,000	4,000,000

		4,900,000

Wyoming – 3.3%
Wyoming Community Development Authority RB Municipal Trust Receipts Floaters Series 2006-1424-R VRDN (Bank of America N.A. SBPA), 0.37%, 7/06/12 (a)(b)(c)	3,500	3,500,000

Total Municipal Bonds – 95.8%		101,983,932

Closed-End Investment Companies

Multi-State – 6.1%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.28%, 7/06/12 (a)(b)	5,500	5,500,000
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509 VRDP (Deutsche Bank A.G. Liquidity Facility), 0.35%, 7/06/12 (a)(b)	1,000	1,000,000

Total Closed-End Investment Companies – 6.1%		6,500,000

Total Investments (Cost – $108,483,932*) – 101.9%		108,483,932
Liabilities in Excess of Other Assets – (1.9)%		(2,006,548)

Net Assets – 100.0%		$106,477,384

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:

Investments:

Short-Term Securities[1]	–	$108,483,932	–	$108,483,932

[1]	See above Schedule of Investments for values in each state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, cash of $80,780 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

8	BLACKROCK FUNDS	JUNE 30, 2012

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock New Jersey Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey – 77.1%
Burlington County Bridge Commission RB (Soil Waste Project) Series 2011, 2.00%, 10/10/12	$100	$100,420
Butler Borough GO Series 2011 BAN, 1.25%, 8/24/12	126	126,462
Clark Township GO Series 2012 BAN, 1.25%, 3/22/13	500	502,916
Clinton Township GO Series 2012 BAN, 1.00%, 2/01/13	600	601,628
Colts Neck Township GO Series 2012 BAN, 1.25%, 2/26/13	600	602,975
Cresskill Borough GO Series 2012 BAN, 1.00%, 3/08/13	500	501,223
Delaware River Port Authority RB Series 2010B VRDN (Bank of America N.A. LOC), 0.21%, 7/06/12 (a)	2,500	2,500,000
Edison Township GO Series 2012 BAN, 1.00%, 8/31/12	1,410	1,411,314
Elmwood Park Borough GO Series 2011 BAN, 1.00%, 8/10/12	500	500,195
Essex County Improvement Authority RB (Pooled Governmental Loan Program Project) Series 1986 VRDN (Wells Fargo Bank N.A. LOC), 0.14%, 7/06/12 (a)	2,100	2,100,000
Fort Lee Borough GO Series 2011 BAN, 1.00%, 8/16/12	522	522,234
Hopatcong Borough GO Series 2011 BAN, 1.25%, 8/03/12	138	138,075
Kenilworth Borough GO Series 2011 BAN, 1.00%, 12/14/12	100	100,162
Livingston Township GO Series 2011 BAN, 1.25%, 7/06/12	100	100,008
Lower Township Municipal Utilities Authority RB Series 2011B MB, 2.00%, 9/21/12	1,250	1,254,038
Marlboro Township GO Series 2012 BAN, 1.25%, 6/13/13	400	402,837
Neptune Township GO Series 2011 BAN, 1.25%, 9/14/12	403	403,335
New Jersey Economic Development Authority PCRB (Exxon Project) Series 1989 VRDN, 0.03%, 7/02/12 (a)	1,760	1,760,000
New Jersey Economic Development Authority RB (Hamilton Industrial Development Project) Series 1998 VRDN (Wells Fargo Bank N.A. LOC), 0.33%, 7/06/12 (a)	950	950,000
New Jersey Economic Development Authority RB (J. James Realty Co. Project) Series 1998 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.33%, 7/06/12 (a)	100	100,000
New Jersey Economic Development Authority RB (Morris Museum Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC), 0.13%, 7/06/12 (a)	8,200	8,200,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.23%, 7/06/12 (a)	1,420	1,420,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.33%, 7/06/12 (a)	1,000	1,000,000

New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1999 VRDN (Wells Fargo Bank N.A. LOC), 0.28%, 7/06/12 (a)	865	865,000

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey Economic Development Authority RB (The Cooper Health System Project) Series 2008A VRDN (TD Bank N.A. LOC), 0.14%, 7/06/12 (a)	$3,400	$3,400,000
New Jersey Health Care Facilities Financing Authority RB (Meridian IV Project) Series 2007 VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA), 0.15%, 7/06/12 (a)	100	100,000
New Jersey Health Care Facilities Financing Authority RB (Recovery Management Systems, Inc. Project) Series 2005 VRDN (TD Bank N.A. LOC), 0.15%, 7/06/12 (a)	1,000	1,000,000
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.14%, 7/06/12 (a)	400	400,000
New Jersey Higher Education Assistance Authority Student Loan RBC Municipal Products, Inc. Trust Series 2008L-36 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.21%, 7/06/12 (a)(b)	700	700,000
New Jersey Housing & Mortgage Finance Agency RB Series 2005O AMT VRDN (Barclays Bank Plc SBPA), 0.18%, 7/06/12 (a)	900	900,000
New Jersey Transportation Trust Fund Authority RB SPEARS (Transportation System Project) Series 2007DB-447 VRDN (Deutsche Bank A.G. SBPA), 0.22%, 7/06/12 (a)(b)(c)	4,745	4,745,000
North Wildwood GO Series 2011 BAN, 1.25%, 12/07/12	1,000	1,001,546
Ringwood Borough GO Series 2011 BAN, 1.00%, 11/02/12	750	750,907
Saddle River Borough GO Series 2012 BAN, 1.00%, 3/28/13	400	401,500
Union County Industrial Pollution Control Financing Authority PCRB (Exxon Mobil Corp. Project) Series 1989 VRDN, 0.03%, 7/02/12 (a)	1,755	1,755,000
Watchung Borough GO Series 2012 BAN, 1.25%, 2/28/13	600	602,880

		41,919,655

Puerto Rico – 3.2%
Commonwealth of Puerto Rico GO Series 2003C5-2 VRDN (Barclays Bank Plc LOC), 0.17%, 7/06/12 (a)	1,750	1,750,000

Total Municipal Bonds – 80.3%		43,669,655

Closed-End Investment Companies

New Jersey – 11.0%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2010-1-1443 VRDP (Citibank N.A. Liquidity Facility), 0.30%, 7/06/12 (a)(c)	4,000	4,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2010-1-886 VRDP (Citibank N.A. Liquidity Facility), 0.30%, 7/06/12 (a)(c)	2,000	2,000,000

Total Closed-End Investment Companies – 11.0%		6,000,000

BLACKROCK FUNDS	JUNE 30, 2012	9

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Value

Total Investments (Cost – $49,669,655*) – 91.3%	$49,669,655
Other Assets Less Liabilities – 8.7%	4,733,405

Net Assets – 100.0%	$54,403,060

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:

Investments:

Short-Term Securities[1]	–	$49,669,655	–	$49,669,655

[1]	See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, cash of $4,712,588 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

10	BLACKROCK FUNDS	JUNE 30, 2012

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

North Carolina – 100.1%
Asheville RB Series 2012 MB, 3.00%, 4/01/13	$1,450	$1,478,200
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.18%, 7/06/12 (a)	2,000	2,000,000
Charlotte Housing Authority RB (Stonehaven East Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.18%, 7/06/12 (a)	200	200,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. Liquidity Facility), 0.26%, 7/06/12 (a)(b)(c)	2,545	2,545,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2011-72C VRDN (Wells Fargo Bank N.A. SBPA), 0.19%, 7/06/12 (a)(b)	5,000	5,000,000
Mecklenburg County COP Series 2006 VRDN (Branch Banking & Trust Co. SBPA), 0.19%, 7/06/12 (a)	3,500	3,500,000
Mecklenburg County GO Series 2009A MB, 4.00%, 8/01/12	850	852,726
Mecklenburg County GO Series 2009D VRDN, 0.28%, 1/25/13 (a)	3,790	3,790,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.19%, 7/06/12 (a)	690	690,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.19%, 7/06/12 (a)	1,300	1,300,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.19%, 7/06/12 (a)	130	130,000
North Carolina Capital Facilities Finance Agency RB (Aquarium Society Project) Series 2004 VRDN (Bank of America N.A. LOC), 0.31%, 7/06/12 (a)	1,800	1,800,000
North Carolina Capital Facilities Finance Agency RB PUTTERS (Duke University Project) Series 2008-3248 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.18%, 7/02/12 (a)(b)(c)	695	695,000
North Carolina Medical Care Commission Health Care Facilities RBC Municipal Products, Inc. Trust (Duke University Health System Project) Series 2012-O-39 VRDN (Royal Bank of Canada SBPA), 0.18%, 7/06/12 (a)(b)	1,900	1,900,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001B VRDN (BMO Harris Bank N.A. SBPA), 0.12%, 7/02/12 (a)	1,300	1,300,000
North Carolina State Public Improvement GO Series 2002G VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.17%, 7/06/12 (a)	4,600	4,600,000

Raleigh Comb Enterprise System RB Series 2006 ROC-RR-II R-645 VRDN (Citibank N.A. SBPA), 0.18%, 7/06/12 (a)(b)(c)	5,400	5,400,000
Raleigh RB (Comb Enterprise System Project) Series 2008B VRDN (Wells Fargo Bank N.A. SBPA), 0.17%, 7/06/12 (a)	2,300	2,300,000
Raleigh RB Series 2009 VRDN, 0.28%, 1/25/13 (a)	805	805,000

Municipal Bonds	Par (000)	Value

North Carolina (concluded)
Sampson County COP Eclipse Funding Trust Series 2006-0160 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. SBPA), 0.17%, 7/06/12 (a)(b)(c)	$1,900	$1,900,000
South Central Water & Sewer District GO Series 2012 BAN, 1.00%, 10/24/12	2,000	2,003,450
University of North Carolina at Chapel Hill RB Series 2001B VRDN, 0.15%, 7/06/12 (a)	4,200	4,200,000
University of North Carolina at Chapel Hill RB Series 2001B VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.17%, 7/02/12 (a)	2,000	2,000,000
University of North Carolina RB Series 2005A MB, 5.00%, 12/03/12	100	101,985
University of North Carolina RB Series 2012A MB, 2.00%, 4/01/13	1,095	1,107,965
Wake County RB Series 2009D MB, 4.00%, 2/01/13	150	153,189

		51,752,515

Puerto Rico – 1.9%
Commonwealth of Puerto Rico GO Series 2003C5-2 VRDN (Barclays Bank Plc LOC), 0.17%, 7/06/12 (a)	1,000	1,000,000

Total Investments (Cost – $52,752,515*) – 102.0%		52,752,515
Liabilities in Excess of Other Assets – (2.0)%		(1,054,382)

Net Assets – 100.0%		$51,698,133

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most

BLACKROCK FUNDS	JUNE 30, 2012	11

Schedule of Investments (concluded)	BlackRock North Carolina Municipal Money Market Portfolio

recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:

Investments:

Short-Term Securities[1]	–	$52,752,515	–	$52,752,515

[1]	See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, cash of $45,648 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

12	BLACKROCK FUNDS	JUNE 30, 2012

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Ohio Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Ohio – 88.6%
Avon GO Series 2011A BAN, 1.00%, 7/03/12	$100	$100,003
Avon GO Series 2011B BAN, 1.00%, 7/19/12	1,485	1,485,436
Butler County GO Series 2011 BAN, 0.50%, 8/02/12	2,100	2,100,000
Butler County Healthcare Facilities RB (Lifesphere Project) Series 2002 VRDN (U.S. Bank N.A. LOC), 0.18%, 7/06/12 (a)	6,450	6,450,000
Cleveland Waterworks RB Series 2008Q VRDN (The Bank of New York Mellon Corp. LOC), 0.16%, 7/06/12 (a)	2,800	2,800,000
Cleveland-Cuyahoga County Port Authority RB (Euclid Avenue Housing Corp. Project) Series 2008 VRDN (U.S. Bank N.A. LOC), 0.17%, 7/06/12 (a)	1,700	1,700,000
Columbus Sewerage System RB PUTTERS Series 2008-2456 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.18%, 7/06/12 (a)(b)(c)	400	400,000
Franklin County RB Municipal Trust Receipts Floaters Series 2011-21B VRDN (Barclays Bank Plc SBPA), 0.17%, 7/06/12 (a)(b)(c)	2,320	2,320,000
Independence GO Series 2012 BAN, 1.13%, 4/19/13	600	603,465
Lakewood GO Series 2012 BAN, 1.13%, 10/18/12	1,150	1,152,473
Lima RB (Lima Memorial Hospital Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC), 0.19%, 7/06/12 (a)	1,000	1,000,000
Lucas County GO Series 2011-1 MB, 1.00%, 7/19/12	105	105,023
Miami County GO Series 2012 BAN, 1.13%, 12/03/12	600	601,686
Miamisburg GO Series 2012 BAN, 1.00%, 3/12/13	1,900	1,906,571
North Ridgeville GO (Capital Improvement and Equipment Project) Series 2012 BAN, 0.85%, 4/04/13	700	701,055
Ohio Air Quality Development Authority RB (Dayton Power & Light Project) Series 2008B VRDN (JPMorgan Chase Bank, N.A. LOC), 0.20%, 7/06/12 (a)	2,000	2,000,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009D VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.17%, 7/06/12 (a)	600	600,000
Ohio GO (Common Schools Project) Series 2005A VRDN (Ohio Housing Authority Guaranty), 0.15%, 7/06/12 (a)	6,100	6,100,000
Ohio GO (Common Schools Project) Series 2006C VRDN (Ohio Housing Authority Guaranty), 0.16%, 7/06/12 (a)	2,725	2,725,000
Ohio Higher Educational Facility RB (Ohio Dominican University Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC), 0.19%, 7/06/12 (a)	1,900	1,900,000
Ohio RB (Development Assistance Project) Series 2012A BAN, 0.35%, 5/30/13	400	400,000
Ohio RB Series 2012A BAN, 0.35%, 5/30/13	350	350,000
Sharonville GO Series 2011 BAN, 1.13%, 7/12/12	800	800,113
Sharonville GO Series 2012 BAN, 1.00%, 7/11/13	100	100,496
Strongsville GO (Reference Library Project) Series 2011 BAN, 1.25%, 10/25/12	600	601,704
Strongsville GO Series 2011 BAN, 1.25%, 10/25/12	1,200	1,203,407

Municipal Bonds	Par (000)	Value

Ohio (concluded)
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.20%, 7/06/12 (a)	$4,400	$4,400,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.25%, 7/06/12 (a)	3,600	3,600,000

Total Investments (Cost – $48,206,432*) – 88.6%		48,206,432
Other Assets Less Liabilities – 11.4%		6,219,658

Net Assets – 100.0%		$54,426,090

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:

Investments:

Short-Term Securities[1]	–	$48,206,432	–	$48,206,432

[1]	See above Schedule of Investments for values in the state.

BLACKROCK FUNDS	JUNE 30, 2012	13

Schedule of Investments (concluded)	BlackRock Ohio Municipal Money Market Portfolio

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, cash of $2,308,144 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

14	BLACKROCK FUNDS	JUNE 30, 2012

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Pennsylvania Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania – 97.9%
Allegheny County Hospital Development Authority RB (University of Pittsburgh Medical Center Project) Series 2010B-2 VRDN (Deutsche Bank A.G. LOC), 0.16%, 7/06/12 (a)	$3,850	$3,850,000
Allegheny County Hospital Development Authority RB Series 2011A MB, 2.00%, 10/15/12	1,100	1,105,183
Berks County IDRB (Tray-Pak Corp. Project) Series 2001A AMT VRDN (Wells Fargo Bank N.A. LOC), 0.38%, 7/06/12 (a)	870	870,000
Berks County RB RBC Municipal Products, Inc. Trust Series 2011C-15 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.18%, 7/06/12 (a)(b)	4,000	4,000,000
Berks County RB Wells Fargo Stage Trust Floaters Series 2012-53C-1-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.19%, 7/06/12 (a)(b)(c)	6,010	6,010,000
Blair County IDA RB (Homewood at Martinsburg Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC), 0.25%, 7/06/12 (a)	4,150	4,150,000
Central Bradford Progress Authority RB (Robert Packer Hospital Project) Series 2011 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.18%, 7/06/12 (a)(b)	6,900	6,900,000
Cumberland County Municipal Authority RB (Presbyterian Homes Project) Series 2003B VRDN (Manufacturers and Traders Trust Co. LOC), 0.20%, 7/06/12 (a)	7,880	7,880,000
Delaware County IDRB (Resource Recovery Facility Project) Series 1997G VRDN (General Electric Capital Corp. Guaranty), 0.17%, 7/06/12 (a)	2,750	2,750,000
Delaware County IDRB (Resource Recovery Facility Project) Series 1999G VRDN (General Electric Capital Corp. Guaranty), 0.17%, 7/06/12 (a)	2,500	2,500,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2000-97G VRDN (General Electric Capital Corp. Guaranty), 0.17%, 7/06/12 (a)	6,835	6,835,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2005G VRDN (General Electric Capital Corp. Guaranty), 0.17%, 7/06/12 (a)	2,640	2,640,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2009C VRDN (General Electric Capital Corp. Guaranty), 0.17%, 7/06/12 (a)	700	700,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2011G VRDN (General Electric Capital Corp. Guaranty), 0.17%, 7/06/12 (a)	4,910	4,910,000
Delaware County IDRB (Resource Recovery Project) Series 2012 VRDN (General Electric Capital Corp. Guaranty), 0.19%, 7/06/12 (a)	4,100	4,100,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN (Kimberly Clark Tissue Co. Corporate Guaranty), 0.20%, 7/06/12 (a)	1,300	1,300,000
Delaware County RB (Riddle Village Project) Series 2006 VRDN (Bank of America N.A. LOC), 0.29%, 7/06/12 (a)	8,600	8,600,000

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)
Delaware River Port Authority RB Series 2010A VRDN (JPMorgan Chase Bank LOC), 0.16%, 7/06/12 (a)	$1,200	$1,200,000
Delaware River Port Authority RB Series 2010B VRDN (Bank of America N.A. LOC), 0.21%, 7/06/12 (a)	4,000	4,000,000
Downingtown Area School District RBC Municipal Products, Inc. Trust Series 2010E-13 VRDN (Royal Bank of Canada SBPA), 0.18%, 7/06/12 (a)(b)	4,400	4,400,000
Emmaus General Authority RB (Local Government Project) Series 1989H-22 VRDN (U.S. Bank NA LOC), 0.18%, 7/06/12 (a)	1,000	1,000,000
Emmaus General Authority RB Series 1989F-24 VRDN (U.S. Bank N.A. LOC), 0.18%, 7/06/12 (a)	1,100	1,100,000
Erie Water Authority RB Series 2009C Mandatory Put Bonds (AGM Insurance, Federal Home Loan Bank LOC), 2.50%, 6/01/13 (a)	3,500	3,564,889
Erie Water Authority RB Series 2010-2006D Mandatory Put Bonds (AGM Insurance, Federal Home Loan Bank LOC), 2.50%, 6/01/13 (a)	3,000	3,055,619
Franklin County IDRB (Precast System Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.33%, 7/06/12 (a)	1,510	1,510,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2005A VRDN (Wells Fargo Bank N.A SBPA), 0.12%, 7/02/12 (a)	5,700	5,700,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2005C VRDN (TD Bank N.A. SBPA), 0.13%, 7/02/12 (a)	5,600	5,600,000
Haverford Township School District GO Series 2009 VRDN (TD Bank N.A. LOC), 0.18%, 7/06/12 (a)	2,420	2,420,000
Lehigh County GO Series 2011 MB, 2.50%, 11/15/12	1,195	1,204,636
Montgomery County IDA RB (Fountain Life Christian Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC), 0.24%, 7/06/12 (a)	3,225	3,225,000
Northampton County General Purpose Authority RB (Lehigh University Higher Education Project) Series 2004 VRDN (TD Bank N.A. SBPA), 0.18%, 7/06/12 (a)	3,400	3,400,000
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.38%, 7/06/12 (a)	1,395	1,395,000
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007 VRDN (State Street Bank & Trust Co. SBPA), 0.21%, 7/06/12 (a)(b)	27,500	27,500,000
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.33%, 7/06/12 (a)	13,600	13,600,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC), 0.25%, 7/06/12 (a)	1,300	1,300,000

BLACKROCK FUNDS	JUNE 30, 2012	15

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority RB (Solar Innovations Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.48%, 7/06/12 (a)	$3,905	$3,905,000
Pennsylvania Higher Educational Facilities Authority RB (Drexel University Project) Series 2000 VRDN (JPMorgan Chase Bank, N.A. LOC), 0.14%, 7/06/12 (a)	7,850	7,850,000
Pennsylvania Higher Educational Facilities Authority RB (Gwynedd Mercy College Project) Series 2007-P1 VRDN (TD Bank N.A. SBPA), 0.15%, 7/06/12 (a)	2,750	2,750,000
Pennsylvania Higher Educational Facilities Authority RB (Thomas Jefferson University Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.15%, 7/06/12 (a)	2,635	2,635,000
Pennsylvania Higher Educational Facilities Authority RB PUTTERS (Trustees of the University of Pennsylvania Project) Series 2008-2844 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.18%, 7/06/12 (a)(c)	1,605	1,605,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008D VRDN (Bank of America N.A. SBPA), 0.26%, 7/06/12 (a)	865	865,000
Pennsylvania Housing Finance Agency RB Series 2004-81C VRDN (Royal Bank of Canada SBPA), 0.19%, 7/06/12 (a)	2,750	2,750,000
Pennsylvania Housing Finance Agency RB Series 2005-91B VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.19%, 7/06/12 (a)	7,370	7,370,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2009-3297 AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.27%, 7/06/12 (a)(b)(c)	555	555,000
Pennsylvania Turnpike Commission RB (Multi-Modal Project) Series 2010A-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.19%, 7/06/12 (a)	1,950	1,950,000
Pennsylvania Turnpike Commission RB RBC Municipal Products, Inc. Trust Series 2011E-22 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.18%, 7/06/12 (a)(b)	2,300	2,300,000
Pennsylvania Turnpike Commission RB Series 2009 ROC-RR-II R-12259 VRDN (Berkshire Hat Insurance, Citibank N.A. SBPA), 0.20%, 7/02/12 (a)(b)(c)	5,000	5,000,000
Pennsylvania Turnpike Commission RB Series 2011D MB, 0.23%, 12/01/12 (a)	6,500	6,500,000
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 VRDN (TD Bank N.A. LOC), 0.15%, 7/06/12 (a)	2,725	2,725,000
Philadelphia Authority IDRB (Girard Estate Facilities Leasing Project) Series 2001 VRDN (JPMorgan Chase Bank N.A. LOC), 0.23%, 7/06/12 (a)	2,750	2,750,000
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.29%, 7/06/12 (a)	2,900	2,900,000
Philadelphia Authority IDRB (Universal Community Homes Project) Series 2003 VRDN (Wells Fargo Bank N.A. LOC), 0.33%, 7/06/12 (a)	690	690,000

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Philadelphia School District GO Series 2011F VRDN (Barclays Bank Plc LOC), 0.16%, 7/06/12 (a)	$19,400	$19,400,000
Phoenixville Area School District GO Series 2012A MB, 2.00%, 5/15/13	735	744,702
Pittsburgh Water & Sewer Authority RB Series 2009C-1A Mandatory Put Bonds (AGM Insurance, Federal Home Loan Bank LOC), 0.45%, 9/04/12 (a)	5,100	5,100,000
Swarthmore Borough Authority RB (PA College Project) Series 2002 MB, 5.00%, 9/17/12	1,000	1,009,757
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC), 0.20%, 7/06/12 (a)	1,620	1,620,000
York County IDRB (Allied-Signal, Inc. Project) Series 1993 VRDN (Allied-Signal, Inc. Guaranty), 0.23%, 7/06/12 (a)	1,000	1,000,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.38%, 7/06/12 (a)	975	975,000

		239,224,786

Puerto Rico – 0.2%
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.25%, 7/06/12 (a)	400	400,000

Total Municipal Bonds – 98.1%		239,624,786

Closed-End Investment Companies

Pennsylvania – 2.2%
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2010-1-1125 VRDP (Citibank N.A. Liquidity Facility), 0.30%, 7/06/12 (a)(b)	3,000	3,000,000
Nuveen Pennsylvania Premium Income Municipal Fund, Inc. II Series 2010-1-1000 VRDP (Citibank N.A. Liquidity Facility), 0.30%, 7/06/12 (a)(b)	2,500	2,500,000

Total Closed-End Investment Companies – 2.2%		5,500,000

Total Investments (Cost – $245,124,786*) – 100.3%		245,124,786
Liabilities in Excess of Other Assets – (0.3)%		(770,021)

Net Assets – 100.0%		$244,354,765

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

16	BLACKROCK FUNDS	JUNE 30, 2012

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:

Investments:

Short-Term Securities[1]	–	$245,124,786	–	$245,124,786

[1]	See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, cash of $43,374 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

BLACKROCK FUNDS	JUNE 30, 2012	17

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Virginia Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Virginia – 95.7%
Fairfax County Economic Development Authority Health Care Facilities RB (Capital Hospice Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.19%, 7/06/12 (a)	$1,000	$1,000,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2005C-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.17%, 7/02/12 (a)	600	600,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN (Inova Health System Obligated Group), 0.30%, 1/25/13 (a)	1,500	1,500,000
Hampton Redevelopment & Housing Authority RB (Multi-Family Housing Project) Series 1998 VRDN (Fannie Mae Guaranty), 0.18%, 7/06/12 (a)	325	325,000
Loudoun County IDA RB (Howard Hughes Medical Institute Project) Series 2003B VRDN, 0.13%, 7/06/12 (a)	850	850,000
Loudoun County IDA RB (Howard Hughes Medical Institute Project) Series 2003F VRDN, 0.14%, 7/06/12 (a)	200	200,000
Louisa County IDRB (Pooled Financing Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.54%, 7/06/12 (a)	860	860,000
Richmond IDA RB (Crow-Klein Project) Series 1987A Mandatory Put Bonds (Wells Fargo Bank N.A. LOC), 0.40%, 8/15/12 (a)	1,320	1,320,000
Richmond Utility RB Series 2009 ROC-RR-II- R-10410 VRDN (AGM Insurance, Citibank N.A. SBPA), 0.20%, 7/06/12 (a)(b)(c)	1,000	1,000,000
Stafford County & Staunton IDA RB (Vaco Commonwealth Loans Project) Series 2009A-1 VRDN (U.S. Bank N.A. LOC), 0.20%, 7/06/12 (a)	545	545,000
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 VRDN (Branch Banking & Trust Co. LOC), 0.19%, 7/06/12 (a)	500	500,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA), 0.19%, 7/02/12 (a)	600	600,000
Virginia College Building Authority RB (21st Century College & Equipment Project) Barclays Municipal Trust Receipts Floater Series 2009-4B-REG D VRDN (Barclays Bank Plc SBPA), 0.24%, 7/06/12 (a)(b)(c)	2,000	2,000,000
Virginia College Building Authority RB (21st Century College Equipment Project) Series 2003A MB (State Appropriate Insurance), 5.00%, 2/01/13	500	513,776
Virginia Public School Authority RB Series 2009-B1 MB, 4.00%, 8/01/12	400	401,232
Virginia Resources Authority RB (State Revolving Fund Project) Series 2009 MB, 3.00%, 10/01/12	250	251,682
Winchester Authority Residential Care Facility IDRB (Westminster-Canterbury Project) Series 2005B VRDN (Branch Banking & Trust Co. LOC), 0.19%, 7/06/12 (a)	800	800,000

		13,266,690

Municipal Bonds	Par (000)	Value

Puerto Rico – 4.0%
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.25%, 7/06/12 (a)	$550	$550,000

Total Investments (Cost – $13,816,690*) – 99.7%		13,816,690
Other Assets Less Liabilities – 0.3%		43,212

Net Assets – 100.0%		$13,859,902

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

18	BLACKROCK FUNDS	JUNE 30, 2012

Schedule of Investments (concluded)	BlackRock Virginia Municipal Money Market Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:

Investments:

Short-Term Securities[1]	–	$13,816,690	–	$13,816,690

[1]	See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, cash of $51,070 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2012.

BLACKROCK FUNDS	JUNE 30, 2012	19

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	August 24, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	August 24, 2012